Shareholders' equity	12 Months Ended
Dec. 31, 2017
Disclosure Of Classes Of Share Capital [Abstract]
Shareholders' equity

11. Shareholders’ equity

	Number of shares					in USD ‘000
	Common shares	Preferred A shares	Preferred B shares	Non- voting shares	Total shares	Share capital	Share premium	Total
January 1, 2016	2,215,434	7,706,777	11,079,549	347,113	21,348,873	1,694	99,597	101,291
Issuance of preferred A shares	—	325,000	—	—	325,000	26	2,366	2,392
Share issuance costs	—	—	—	—	—	—	(33)	(33)
Issuance of non-voting shares to employees	—	—	—	264,524	264,524	20	675	695
Offset of accumulated losses with share premium	—	—	—	—	—	—	(30,639)	(30,639)

December 31, 2016	2,215,434	8,031,777	11,079,549	611,637	21,938,397	1,740	71,966	73,706

	Number of shares					in USD ‘000
	Common shares	Preferred A shares	Preferred B shares	Non- voting shares	Total shares	Share capital	Share premium	Total
January 1, 2017	2,215,434	8,031,777	11,079,549	611,637	21,938,397	1,740	71,966	73,706
Conversion of preferred and non-voting shares	19,722,963	(8,031,777)	(11,079,549)	(611,637)	—	—	—	—
Issuance of shares - IPO	6,450,000	—	—	—	6,450,000	496	96,254	96,750
Issuance of shares - PIPE	7,500,000	—	—	—	7,500,000	592	59,408	60,000
Issuance of shares - Incentive Plan	454,548	—	—	—	454,548	36	3,671	3,707
Share issuance costs	—	—	—	—	—	—	(11,964)	(11,964)
December 31, 2017	36,342,945	—	—	—	36,342,945	2,864	219,335	222,199

Share capital and share premium

As at December 31, 2017, the total outstanding share capital of USD 2.9 million, fully paid, consisted of 36,342,945 common shares, excluding 778,134 non-vested shares and 10,183 treasury shares. As at December 31, 2016, the total outstanding share capital of USD 1.7 million consisted of 2,215,434 common shares, 8,031,777 series A preferred shares, 11,079,549 series B preferred shares and 611,637 non-voting shares, excluding 1,237,665 non-vested non-voting shares and 5,200 treasury non-voting shares. Series A preferred shares and series B preferred shares had preferential rights as to the liquidation proceeds within the terms of the article of association, and conferred the same voting rights as those attached to common shares. Non-voting shares were part of the non-voting share capital and had the same financial rights than those attached to common shares, with no right to vote or to participate in the ordinary and extraordinary meetings of the Group. The Company’s non-voting shares and series A and series B preferred shares were converted into common shares upon the closing of the IPO. All shares have a nominal value of 1/13 of a Swiss franc, translated into USD using historical rates at the issuance date.

On February 23, 2016, the shareholders approved for statutory purposes a resolution to offset the accumulated losses with the share premium balance for an amount of USD 30.6 million. This transaction had no impact on the overall equity position.

In August 2016, the Group’s product candidate known as OBE022 entered into a Phase 1 clinical trial, triggering the obligation of payment to Merck Serono of the 325,000 series A preferred shares due upon occurrence of that event. The 325,000 shares were issued through a capital increase of the Group on September 28, 2016, and an amount of USD 2.4 million was reclassified from the share-based payment reserve to the share premium.

On January 30, 2017, the Company completed an IPO and issued 6,450,000 common shares at a subscription price of USD 15.00 per share and a par value of 1/13 of a Swiss franc per share. The gross proceeds of USD 96.8 million have been recorded in equity net of directly related share issuance costs of USD 8.2 million.

On October 13, 2017, the Company completed a private placement with institutional investors and issued 7,500,000 common shares at a subscription price of USD 8.00 per share and a par value of 1/13 of a Swiss franc per share. The gross proceeds of USD 60.0 million have been recorded in equity net of directly related share issuance costs of USD 3.7 million.

Equity incentive plans

In 2017, the Company issued 454,548 common shares (2016: 264,524 non-voting shares) under its 2013 EIP (see note 18). All shares and non-voting shares issued under the 2013 EIP have a nominal value of 1/13 of a Swiss franc, translated into USD using historical rates at the issuance date.

Authorized share capital

The authorized share capital that is not outstanding as at December 31, 2017 and December 31, 2016 is as follows:

	As at December 31,
Number of shares	2017	2016
Authorized share capital	6	11,590,631

On January 26, 2018, the authorized share capital of the Company has been increased to 18,565,625 shares by resolution of an Extraordinary General Meeting of the Shareholders.